Core Alternative ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.4%
Communications — 4.8%
Alphabet, Inc. - Class A (a)	2,130	$3,169,334
AT&T, Inc.	102,714	3,038,280
		6,207,614
Consumer Discretionary — 5.7%
Genuine Parts Co.	22,109	1,993,126
McDonald's Corp.	13,183	2,561,193
Starbucks Corp.	37,202	2,847,069
		7,401,388
Consumer Staples— 17.3%
Altria Group, Inc.	45,804	1,884,835
Diageo PLC - ADR (b)	15,409	2,268,821
Dollar General Corp.	15,835	3,014,984
Kimberly-Clark Corp.	20,049	3,048,250
PepsiCo, Inc.	24,624	3,389,740
Sysco Corp.	46,895	2,478,401
The Procter & Gamble Co.	25,585	3,354,705
Walmart, Inc.	24,551	3,176,899
		22,616,635
Energy — 3.7%
Chevron Corp.	25,319	2,125,277
Exxon Mobil Corp.	63,301	2,663,706
		4,788,983
Financials — 10.7%
Aflac, Inc.	51,324	1,825,595
CME Group, Inc.	10,457	1,737,744
Eaton Vance Corp.	59,614	2,154,450
JPMorgan Chase & Co.	32,799	3,169,695
Morgan Stanley	72,921	3,564,379
U.S. Bancorp	41,016	1,511,029
		13,962,892
Health Care — 15.2%
Abbott Laboratories	31,184	3,138,358
Amgen, Inc.	12,264	3,000,633
Anthem, Inc.	8,614	2,358,513
Eli Lilly & Co.	18,826	2,829,360
Johnson & Johnson	21,306	3,105,563
Merck & Co., Inc.	30,738	2,466,417
UnitedHealth Group, Inc.	9,907	2,999,641
		19,898,485

Industrials — 11.0%
Emerson Electric Co.	35,377	2,193,728
L3Harris Technologies, Inc.	13,829	2,327,836
Lockheed Martin Corp.	7,237	2,742,606
Norfolk Southern Corp.	15,426	2,965,031
Raytheon Technologies Corp.	18,462	1,046,426
Waste Management, Inc.	28,415	3,114,284
		14,389,911
Materials — 4.6%
3M Co.	17,075	2,569,275
Air Products & Chemicals, Inc.	12,176	3,490,007
		6,059,282
Technology — 19.5%
Accenture PLC - Class A (b)	13,834	3,109,606
Apple, Inc.	10,190	4,331,158
Broadridge Financial Solutions, Inc.	22,818	3,065,370
Cisco Systems, Inc.	61,126	2,879,035
FactSet Research Systems, Inc.	8,645	2,993,763
Microsoft Corp.	17,583	3,604,691
Oracle Corp.	59,345	3,290,680
Paychex, Inc.	31,228	2,245,918
		25,520,221
Utilities — 4.9%
NextEra Energy, Inc.	11,332	3,180,892
The Southern Co.	60,155	3,285,065
		6,465,957
TOTAL COMMON STOCKS (Cost $110,406,665)		127,311,368

MONEY MARKET FUNDS — 0.9%
First American Government Obligations Fund - Class X, 0.09% (c)	1,209,209	1,209,209
TOTAL MONEY MARKET FUNDS (Cost $1,209,209)		1,209,209

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS — 2.0%
PURCHASED PUT OPTIONS — 2.0%
S&P 500 Index
Expiration: August 2020, Exercise Price: $3,200	425	1,617,125	$ 139,022,600
Expiration: August 2020, Exercise Price: $3,230	200	921,000	65,422,400
TOTAL PURCHASED OPTIONS (Cost $3,801,606)		2,538,125

TOTAL INVESTMENTS (Cost $115,417,480) — 100.3%		131,058,702
Other assets and liabilities, net —(0.3)%		(338,056)
NET ASSETS — 100.0%		$130,720,646

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract is equivalent to 100 shares of the underlying security.

Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of July 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$127,311,368	$-	$-	$127,311,368
Money Market Funds	1,209,209	-	-	1,209,209
Purchased Put Options	-	2,538,125	-	2,538,125
Total Investments in Securities	$128,520,577	$2,538,125	$-	$131,058,702

* See the Schedule of Investments for industry classifications.